Business Combinations - Narrative (Details) $ / shares in Units, shares in Thousands		3 Months Ended	9 Months Ended
	Jan. 29, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jan. 28, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Reverse Recapitalization [Line Items]
Exchange ratio	2.1504
Capital stock, shares authorized (in shares)	760,000
Common stock, shares authorized (in shares)	750,000	750,000	750,000		750,000	750,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000		10,000	10,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of shares issued (PIPE shares)	37,500
Share price (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price in private placement | $	$ 375,000,000
Increase in cash and cash equivalents as a result of the Business combination | $	435,239,000		$ 435,239,000
Gross proceeds from the PIPE | $	$ 375,000,000		375,000,000
Root AI
Reverse Recapitalization [Line Items]
Goodwill expected tax deductible amount | $		$ 0	0
Root AI | SG&A
Reverse Recapitalization [Line Items]
Transaction cost | $		$ 0	$ 1,032,000
Common stock, $0.0001 par value per share | Convertible Debt
Reverse Recapitalization [Line Items]
Shares issued upon conversion (in shares)	3,242
Public Warrants
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares)		10,907	10,907	10,000
Private Warrants
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares)		2,335	2,335	3,250